Related parties - Summary of loans and advances to key management personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of Transactions Between Related Parties [Line Items]
Amount outstanding 31 December	€ 2,752	€ 350
Repayments	97
Executive board of ING Groep N.V. [member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount outstanding 31 December	€ 2,402
Weighted average interest rate	1.40%
Repayments	€ 97
Management Board Banking [member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount outstanding 31 December	€ 350	€ 350
Weighted average interest rate	2.60%	2.60%